SHAREHOLDERS' EQUITY (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2021 shares	Apr. 30, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Warrant to purchase purchase ordinary shares							26,667	26,667
Ordinary shares, par value | ₪ / shares						₪ 0.015	₪ 0.015
Granted			1,346,522
Number of unvested options			2,982,932
Unrecognized compensation cost | $			$ 8,849
Weighted-average period			1 year
Intrinsic value of options exercised | $			$ 7,705	$ 28,950
RSU's [Member]
Class of Stock [Line Items]
Unrecognized compensation cost | $			$ 7,500
Weighted-average period			10 months 24 days
RSU's [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Vesting period	4 years
Granted	1,233,100
2019 Stock Option Plan [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ₪ / shares						₪ 0.015
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member]
Class of Stock [Line Items]
Vesting period			4 years
Stock option granted			813,515
Contractual term			ten years
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares available for future issuance			246,133
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares available for future issuance					1,798,624
IPO [Member]
Class of Stock [Line Items]
Shares sold under initial public offering		8,855,000
Options granted to underwriters		1,155,000
Redeemable Preferred shares converted		16,416,749
Type of stock converted		redeemable convertible preferred shares
Warrant to purchase purchase ordinary shares		26,667
Exercised of issuance ordinary shares		18,472